Angel Oak Mortgage Trust 2022-4 ABS-15G

Exhibit 99.33

Exception Level

Run Date - 5/19/2022

Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2022040800	XXX	Credit	Credit	Resolved	Resolved	XXX	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XXX.		Disclosure tracking received	9/3/21 Cleared. The documentation provided is sufficient to resolve the finding.	9/3/21 Cleared. The documentation provided is sufficient to resolve the finding.
XXX	2022040065	Credit	Credit	Resolved	Resolved	XXX	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The AUS required $XXX in assets to be verified. The assets in file reflect $XXX; however a wire transfer of $XXX into account (XXX) on XXX was not sourced and seasoned.

										11/15/2021 Resolved- Lender provided settlement statement from refinance as source of large deposit.			11/15/2021 Resolved- Lender provided settlement statement from refinance as source of large deposit.	11/15/2021 Resolved- Lender provided settlement statement from refinance as source of large deposit.
XXX	2022040065		Credit	AUS	Resolved	Resolved	XXX	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The AUS in file dated XXX shows a DTI of XXX%. The 1008 at origination and the review of the DTI reflect a DTI of XXX%. The final DTI exceeds the acceptable variance.			11/15/2021 Lender provided LP dated XXX with Eligible Accept - DTI approved to XXX%.	11/15/2021 Lender provided LP dated XXX with Eligible Accept - DTI approved to XXX%.
XXX	2022040066		Credit	DTI	Resolved	Resolved	XXX	DTI > 60%	* DTI > 60% (Lvl R)	The DTI calculated at origination was XXX%. The total liabilities indicated on the 1008 was $XXX per month and total monthly income for the borrowers was $XXX. The total monthly income calculated for the borrowers during the audit review is $XXX per month and total monthly liabilities is $XXX resulting in a DTI of XXX%. The investment property located at XXX had a monthly net loss of $XXX and the co-borrower had a second job through one of the borrower’s businesses; however, the tax returns indicate XXX has less than two years in the second job.			3/18/2022: Resolved. Additional income was identified with updated VOE from XXX, showing co-borrowers bonus income for two years. DTi is XXX% and meets New AUS DU received.	3/18/2022: Resolved. Additional income was identified with updated VOE from XXX, showing co-borrowers bonus income for two years. DTi is XXX% and meets New AUS DU received.
XXX	2022040066		Valuation	Value	Resolved	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The subject was purchase as an investment property. The appraisal report is missing the comparable rent schedule to determine the rental market viability and income producing potential for subject property.			3/18/2022: Resolved. Received Comparable Rent Schedule that offsets the subjects mortgage.	3/18/2022: Resolved. Received Comparable Rent Schedule that offsets the subjects mortgage.
XXX	2022040066		Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI calculated at origination was XXX%. The total liabilities indicated on the 1008 was $XXX per month and total monthly income for the borrowers was $XXX. The total monthly income calculated for the borrowers during the audit review is $XXX per month and total monthly liabilities is $XXX resulting in a DTI of XXX%. The investment property located at XXX had a monthly net loss of $XXX and the co-borrower had a second job through one of the borrower’s businesses; however, the tax returns indicate XXX has less than two years in the second job.			3/18/2022: Resolved. Additional income was identified with updated VOE from XXX, showing co-borrowers bonus income for two years. DTi is XXX% and meets New AUS DU received.	3/18/2022: Resolved. Additional income was identified with updated VOE from XXX, showing co-borrowers bonus income for two years. DTi is XXX% and meets New AUS DU received.
XXX	2022040067		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file does not contain a secondary valuation supporting the value used at origination.				5/5/2022 Resolved: Supporting AVM provided
XXX	2022040067		Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment on page XXX, reflects coverage amount of $XXX. The subject loan amount was $XXX. Provide Title with adequete coverage.			11/15/2021 Resolved- Lender provided committment in the amount of $XXX	11/15/2021 Resolved- Lender provided committment in the amount of $XXX
XXX	2022040068		Valuation	Doc Issue	Resolved	Resolved	XXX	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing the flood cert.			3/21/2022: Resolved. Lender provided the flood cert. for the subject property	3/21/2022: Resolved. Lender provided the flood cert. for the subject property
XXX	2022040068	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	Lender guidelines state No 60 Day consumer late payment in the last 12 months. The credit report reflects CreditAcpt account with 120 days late in XXX that was then a Voluntary Surrender (p.XXX). This is within 12 months of the subject Note. The loan file does contain an approved exception (p.XXX) based on the LTV and years of employment.	XXX% LTV is below the maximum 80% LTV by XXX%.
DTI is XXX% below maximum DTI of 50%.
XXX Representative credit score exceeds the minimum required credit score of 600 by XXX Points.
XXX months reserves exceed the minimum 6 months required by XXX months
Borrower has $XXX residual income after all expenses.
Borrower has been employed at current job for XXX.
													Lender Exception with compensating factors.	Lender Exception with compensating factors.
XXX	2022040069		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a secondary valuation to support the origination value.				5/5/2022 Resolved: Supporting AVM provided
XXX	2022040374	Credit	Credit	Resolved	Resolved	XXX	Final 1003 is Missing	* Final 1003 is Missing (Lvl R)	Provide all pages of final 1003. Missing REO pages for the following properties: XXX, XXX, XXX.	1/6/2022: Not Cleared. The 1003 with all properties identified was not provided - missing the following three properties on the schedule of RE owned:XXX, XXX, XXX
1/27/2022: Cleared. Updated 1003 received.	1/6/2022: Not Cleared. The 1003 with all properties identified was not provided - missing the following three properties on the schedule of RE owned:XXX, XXX, XXX
														1/27/2022: Cleared. Updated 1003 received.
XXX	2022040374		Credit	Credit	Resolved	Resolved	XXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	DTI variance exceeds XXX%. DU ratios XXX% / XXX%. Audit ratios XXX% / XXX%. Difference due to rental income calculations and wages used to qualify. The 1008 reflects borrowers income of $XXX and net rental income of $XXX for total qualifying income of $XXX and audit reflects base pay of $XXX, commission of $XXX (used lower YTD) and net rental loss of $XXX that was added to the debt for total qualifying income of $XXX and DTI of XXX%.			1/6/2022 Removed the DTI is with max guides of 43% it is XXX%.	1/6/2022 Removed the DTI is with max guides of 43% it is XXX%.
XXX	2022040374	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	Provide lease for XXX. supporting $XXX/month

Provide documentation to support the following:
XXX taxes and insurance in the amount of $XXX
XXX taxes and insurance in the amount of $XXX
XXX insurance in the amount of $XXX
XXX taxes and insurance in the amount of XXX
XXX taxes and insurance in the amount of $XXX
XXX PITI, taxes and insurance (Schedule E shows mtg int paid - if sold provide CD from sale of property)
XXX taxes and insurance in the amount of $XXX
XXX new loan to XXX (XXX), provide CD supporting PITI $XXX
XXX taxes and insurance in the amount of $XXX
Primary Residence - XXX: taxes and insurance in the amount of $XXX

										Credit report shows XXX (XXX) purchase money first balance $XXX, payment $XXX, open date XXX but is not listed on 1003 REO. Provide updated 1003 REO listing mortgage and which property it is secured against OR evidence lien was paid/transferred.			1/6/2022: Cleared. Information for all properties listed and on the tax returns in file.	1/6/2022: Cleared. Information for all properties listed and on the tax returns in file.
XXX	2022040375		Credit	Credit	Resolved	Resolved	XXX	Tax Returns	* Tax Returns (Lvl R)	The loan file does not contain the two years tax returns required for a full doc wage earner per the guideline matrix.			1.14.2022 Resolved. Per DU Tax returns are not required. W-2 Borrowers. B1- 2020 W-2 2019 W-2 Transcript WVOE 2020,2019 and YTD YTD and VVOE B2- 2020 W-2 2020 W-2 Transcript YTD	1.14.2022 Resolved. Per DU Tax returns are not required. W-2 Borrowers. B1- 2020 W-2 2019 W-2 Transcript WVOE 2020,2019 and YTD YTD and VVOE B2- 2020 W-2 2020 W-2 Transcript YTD
XXX	2022040376		Compliance	Compliance	Resolved	Resolved	XXX	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title E Recording Fee paid by Borrower: $XXX, Title Escrow Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.		LOE, PCCD, refund check, mailing label.	1/29/2022 Cleared. The LOE, PCCD, refund check and mailing label resolved the TILA violation.	1/29/2022 Cleared. The LOE, PCCD, refund check and mailing label resolved the TILA violation.
XXX	2022040376		Credit	Doc Issue	Resolved	Resolved	XXX	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	Not provided.			1/24/2022: Cleared.	1/24/2022: Cleared.
XXX	2022040376		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Pg XXX 2nd appraisal in file. $XXX vs. the 1st appraisal $XXX				1/24/2022 2nd appraisal in file. $XXX, supports (-0.181% Variance)
XXX	2022040378		Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment in the file shows the proposed policy amount of $XXX, which is below the loan amount of $XXX. No evidence of the final title policy in the file to show sufficient coverage.			12/2/2021: Cleared. Title Commitment loan amount was $XXX.	12/2/2021: Cleared. Title Commitment loan amount was $XXX.
XXX	2022040378		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.				5/7/2022 Resolved: Lender provided Clear Capital CDA with supporting value.
XXX	2022040379		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	File is missing RE taxes documentation for XXX. Provide verification of RE Taxes supporting $XXX/month for XXX located at XXX.			1/11/2022: Cleared. Received validation of taxes.	1/11/2022: Cleared. Received validation of taxes.
XXX	2022040379	Valuation	Value	Waived	Waived	XXX	Property listed for sale in past 12 months	* Property listed for sale in past 12 months (Lvl W)	Borrower purchased property XXX. Cash out ineligible unless this is delayed financing. Meets FNMA delayed financing requirements except file is missing source of funds to close in the amount of $XXX used to purchase. Provide source of funds used to purchase property. Title does not show liens and no payoffs listed on CD. Purchased under corporation, XXX which borrower is registered agent.
3/23/2022: Remains. Received exception for lack of source of funds with compensating factors of reserves and DTI.	DTI is XXX vs 45% maximum. Verified reserves are $XXX, Additional $XXX in cash back. XXX FICO, XXX points greater than minimum 680 required	Lender provided XXX showing no lien placed during purchase transaction. Requested additional information to be included in the exception request.	1/11/2022: Not Cleared. the HUD from the purchase supplied does not show the borrower is recouping personal funds used to purchase property in delayed financing definition.
2/16/2022: Remains. The conditions is for validation of the funds used to purchase the subject property. Per FNMA guidelines, the source of funds to purchase the transaction must documented.
3/23/2022: Received exception for lack of source of funds
03/24/2022: Acceptable waiver: Lender provided waiver request to forego further documentation of the purchase funds. Final settlement statement was provided/ No lien was placed on the property per XXX Search or preliminary title.

Title does not show liens and no payoffs listed on CD. Purchased under corporation, XXX which borrower is registered agent.

DTI is XXX vs 45% maximum.
Verified reserves are $XXX, Additional $XXX in cash back.
XXX FICO, XXX points greater than minimum 680 required
1/11/2022: Not Cleared. the HUD from the purchase supplied does not show the borrower is recouping personal funds used to purchase property in delayed financing definition.
2/16/2022: Remains. The conditions is for validation of the funds used to purchase the subject property. Per FNMA guidelines, the source of funds to purchase the transaction must documented.
3/23/2022: Received exception for lack of source of funds
03/24/2022: Acceptable waiver: Lender provided waiver request to forego further documentation of the purchase funds. Final settlement statement was provided/ No lien was placed on the property per XXX Search or preliminary title.

Title does not show liens and no payoffs listed on CD. Purchased under corporation, XXX which borrower is registered agent.

DTI is XXX vs 45% maximum.
Verified reserves are $XXX, Additional $XXX in cash back.
XXX FICO, XXX points greater than minimum 680 required

XXX	2022040377		Compliance	Compliance	Resolved	Resolved	XXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated XXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.				10/26/2021 E-consent and electronic delivery tracking was provided
XXX	2022040377		Credit	Credit	Resolved	Resolved	XXX	Missing Doc	* Missing Doc (Lvl R)	The loan file does not contain a housing history for 12 months as required by guidelines pg 44. Account can be no more than 1 x 30 in previous 12 months under XXX program. Rent Free is not Allowed.			11/23/2021: Cleared. Verification of rent received via XXX payments.	11/23/2021: Cleared. Verification of rent received via XXX payments.
XXX	2022040377		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file does not contain the second valuation to support the value of the subject as required.				5/5/2022 Resolved: Desk review dated XXX in file.
XXX	2022040380		Compliance	Compliance	Resolved	Resolved	XXX	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (XXX). A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		03/22/2022 Received LOE, PCCD, copy of the refund check, and proof of delivery (mailing label).	03/23/2022 Cleared. Received LOE, PCCD, copy of the refund check for $XXX, and proof of delivery (mailing label). This is sufficient to clear the finding.	03/23/2022 Cleared. Received LOE, PCCD, copy of the refund check for $XXX, and proof of delivery (mailing label). This is sufficient to clear the finding.
XXX	2022040380		Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per lender matrix, for XXX the max LTV is 60%. The borrower XXX XXX of $XXX. The LTV of XXX% exceeds guideline maximum of 60%. There is an approved exception (p.XXX) based on compensating factors and allowing for XXX of $XXX.	High Credit Score: XXX is greater than minimum of 640 by XXX points Excellent Credit History: XXX DTI XXX%: XXX% DTI is less than 50% Maximum Length of Time at Employment:XXX yrs		1/19/2022 File contained approved waiver with compensating factors.	1/19/2022 File contained approved waiver with compensating factors.
XXX	2022040381		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The final 1003 on page XXX indicates the borrowers have had a pre-foreclosure sale or short sale within the past 7 years. The fraud report on page XXX does not indicate a pre-foreclosure or short sale and the loan file does not contain any documentation indicating when the event occurred.			3/8/2022: Resolved. Received updated 1003 with no pre-foreclosure sale or short sale within the past 7 years	3/8/2022: Resolved. Received updated 1003 with no pre-foreclosure sale or short sale within the past 7 years
XXX	2022040382		Valuation	Property	Resolved	Resolved	XXX	Property Issues indicated	* Property Issues indicated (Lvl R)	The subject is on a private road and the loan file does not contain the Road Maintenance Agreement and it is not mentioned in the preliminary title either.			2/21/2022: Resolved. Per guidelines section 2.9.26, Private Roads. Properties in the State of XXX are excluded from the requirement.	2/21/2022: Resolved. Per guidelines section 2.9.26, Private Roads. Properties in the State of XXX are excluded from the requirement.
XXX	2022040382		Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Per the preliminary title (p.773-783) the title policy amount is $XXX, which is insufficient for the loan amount of $XXX.			2/21/2022: Resolved. Received Title with insured amount of $XXX.	2/21/2022: Resolved. Received Title with insured amount of $XXX.
XXX	2022040382	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	Per the Modification Agreement (p.XXX), the borrower modified the mortgage on the subject XXX and then appears there was a deferment for a period in XXX with XXX payments made since and the loan being current. Per lender guidelines section 5.14.4 and 5.14.2 there is a 24-month seasoning after a prior loan modification. The subject transaction took place XXX-months after the modification. Exception received dated XXX for modification / COVID relief with the comp factors of XXX credit score, XXX% LTV and XXX% DTI	LTV of XXX% is below the maximum of 85% LTV by XXX%
DTI of XXX% is below the maximum DTI of 50%
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX.
Borrower has $XXX residual income after all expenses.
Housing expense reduced by XXX% from $XXX to $XXX
Exception provided dated XXX for modification / COVID relief with acceptable comp factors:
LTV of XXX% is below the maximum of 85% LTV by XXX%
DTI of XXX% is below the maximum DTI of 50%
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX.
Borrower has $XXX residual income after all expenses.
Housing expense reduced by XXX% from $XXX to $XXX	Exception provided dated XXX for modification / COVID relief with acceptable comp factors:
LTV of XXX% is below the maximum of 85% LTV by XXX%
DTI of XXX% is below the maximum DTI of 50%
XXX Representative credit score exceeds the minimum required credit score of 640 by XXX.
Borrower has $XXX residual income after all expenses.
														Housing expense reduced by XXX% from $XXX to $XXX
XXX	2022040384	Credit	Credit	Resolved	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Deposit of $XXX indicated on the CD is verified on page XXX; however, it comes from a XXX account #XXX that the borrower's name is not on. The individual whose name that appears on the XXX account #XXX has the same surname as the borrower; however, is not on the subject loan and is not on title. The nature of the relationship is unknown and there is no gift letter from the individual whose account served as the source of the deposit; therefore, the deposit was omitted during the audit review. Further, the XXX account #XXX was listed on the application and had a balance of $XXX as of XXX indicating on the most recent statement. Due to the lack of documentation indicating the relationship between the owner of the account and the borrower the funds had to excluded during the audit review. As a result, the borrower is short $XXX to meet closing costs and $XXX to meet the 6 month reserve requirement. The total amount short is $XXX.	2/9/2022: Remains. Received the LOX for the large deposit of $XXX. the funds were from the borrower's spouse. with giving the credit for that deposit, funds to close are short $XXX. a gift letter fully executed by XXX is required per guidelines. The acceptable documentation includes the following: a copy of the donor’s check and the borrower’s deposit slip, a copy of the donor’s withdrawal slip and the borrower’s deposit slip, a copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check.

2/18/2022: Resolved. Per the guidelines, section 3.10. Funds from a spouse are not considered a gift and must be sourced and seasoned like borrower's own funds.	2/9/2022: Remains. Received the LOX for the large deposit of $XXX. the funds were from the borrower's spouse. with giving the credit for that deposit, funds to close are short $XXX. a gift letter fully executed by XXX is required per guidelines. The acceptable documentation includes the following: a copy of the donor’s check and the borrower’s deposit slip, a copy of the donor’s withdrawal slip and the borrower’s deposit slip, a copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check.

														2/18/2022: Resolved. Per the guidelines, section 3.10. Funds from a spouse are not considered a gift and must be sourced and seasoned like borrower's own funds.
XXX	2022040384		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The subject is a condominium. The loan file is missing the condo questionnaire and/or the condo warranty.			2/3/2022: Resolved- The subject property Condominium Project Questionnaire is provided.	2/3/2022: Resolved- The subject property Condominium Project Questionnaire is provided.
XXX	2022040384	Credit	Assets Insufficient	Resolved	Resolved	XXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Deposit of $XXX indicated on the CD is verified on page XXX; however, it comes from a XXX account #XXX that the borrower's name is not on. The individual whose name that appears on the XXX account #XXX has the same surname as the borrower; however, is not on the subject loan and is not on title. The nature of the relationship is unknown and there is no gift letter from the individual whose account served as the source of the deposit; therefore, the deposit was omitted during the audit review. Further, the XXX account #XXX was listed on the application and had a balance of $XXX as of XXX indicating on the most recent statement. Due to the lack of documentation indicating the relationship between the owner of the account and the borrower the funds had to excluded during the audit review. As a result, the borrower is short $XXX to meet closing costs and $XXX to meet the 6 month reserve requirement. The total amount short is $XXX.	02/08/2022: Remain- LOX that was provided explains that XXX is in fact his wife, but she is not on the subject loan or on the title therefore; a gift letter fully executed by XXX is required per guidelines. The acceptable documentation includes the following: a copy of the donor’s check and the borrower’s deposit slip, a copy of the donor’s withdrawal slip and the borrower’s deposit slip, a copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check.

2/18/2022: Resolved. Per the guidelines, section 3.10. Funds from a spouse are not considered a gift and must be sourced and seasoned like borrower's own funds.	02/08/2022: Remain- LOX that was provided explains that XXX is in fact his wife, but she is not on the subject loan or on the title therefore; a gift letter fully executed by XXX is required per guidelines. The acceptable documentation includes the following: a copy of the donor’s check and the borrower’s deposit slip, a copy of the donor’s withdrawal slip and the borrower’s deposit slip, a copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check.

														2/18/2022: Resolved. Per the guidelines, section 3.10. Funds from a spouse are not considered a gift and must be sourced and seasoned like borrower's own funds.
XXX	2022040385		Credit	Doc Issue	Resolved	Resolved	XXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The mortgage attached to the subject property through XXX is not listed on the credit and the loan file is missing a verification of mortgage; therefore, the loan could not be rated.				2/15/2022 Resolved: VOM Provided
XXX	2022040385		Credit	Credit	Resolved	Resolved	XXX	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The final 1003 is incorrect. Section 3a. of the application reflects the borrower's business address located at XXX as the borrower's XXX and as the property which the mortgage loan paid off at closing is attached to. The XXX is listed as an XXX in XXX application. According to the fraud report located on page XXX the property located at XXX was transferred to another individual on XXX and is no longer owned by the borrower; therefore, should not be listed amongst the REO’s on the application.			2/17/2022: resolved. lender provided an updated 1003	2/17/2022: resolved. lender provided an updated 1003
XXX	2022040385	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	The credit report indicates a charge off through XXX which was last active on XXX which is XXX months of closing. Per The XXX matrix, “No Collections/Charge offs/Judgments in last 24 months; therefore, the borrower's credit history does not meet the guideline requirements.	XXX% LTV is below the Maximum 75% LTV by XXX%.
DTI is XXX% which is XXX% below maximum DTI of 50%.
Borrower has $XXX residual income after all expenses.
Borrower has been employed at current job for XXX years, as documented with the CPA letter.
											Borrower has been employed in the same industry for XXX years.		2/15/2022: Received Credit Exception Approval for credit score and XXX charge off of $XXX to be allowed. Compensating factors noted.	2/15/2022: Received Credit Exception Approval for credit score and XXX charge off of $XXX to be allowed. Compensating factors noted.
XXX	2022040386		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The lock (p.XXX) reflects the income verification type as Personal Bank Statement: 24 mos; however, the loan file contains 24 months business bank statements. The loan file is missing the lock with the correct income verification type.			3/9/2022: Resolved. Received rate lock stating income verification type is Business Bank Stmt: 24 months.	3/9/2022: Resolved. Received rate lock stating income verification type is Business Bank Stmt: 24 months.
XXX	2022040387	Credit	Credit	Resolved	Resolved	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	The guidelines section 6.2.2 required DSCR minimum of 1 when the credit score is at least 700 and the LTV is 75% or greater. The subject LTV is XXX%, however the qualifying credit score is below the threshold at XXX. The DSCR is below 1 at XXX. (DSCR calculated from market rent $XX / PITI $XX)	Total remaining assets total $XXX. This equates to XXX months reserves.
Credit report shows a XXX month mortgage history with XXX recently transferred with an additional XXX months XXX reporting.
XXX month 0x30 reporting on an installment account.
											Score only XXX points below minimum 700 required.	Client provided exception form and LOX.	2.3.2022 Finding resolved	2.3.2022 Finding resolved
XXX	2022040387		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.				5/5/2022 Resolved: Supporting AVM provided
XXX	2022040388		Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Waterfall passed with appraisal and CU score of 1 secondary product not required. Exception Cleared				CU score of 1 secondary product not required. Exception Cleared
XXX	2022040389	Credit	Credit	Resolved	Resolved	XXX	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	Per the inquiry explanation (p.XXX) the borrower purchased a new work truck from the inquiry with XXX dated XXX. This is not listed on the credit report, no documentation was found in the file and it was not included in the DTI.

3/25/2022 Resolved: LOX indicates that inquiry was for purchase of a work truck. Borrower is Sole proprietor. Several different payments, including a lease are pulled from the business account. A work truck payment would be included in the XXX% expense factor.	Disposable income $XXX per month, $XXX minimum XXX months reserves, 6 required	02/09/2022: Remain- The credit report on file was dated XXX. Unable to verify credit obligation from a purchase of a new work truck that was said to be purchased on XXX. Need proof of documentation of the inquiry.

03/25/2022: Resolved: Borrower is Sole proprietor. Several different payments, including a lease are pulled from the business account. A work truck payment would be included in the XXX% expense factor.
02/09/2022: Remain- The credit report on file was dated XXX. Unable to verify credit obligation from a purchase of a new work truck that was said to be purchased on XXX. Need proof of documentation of the inquiry.

03/25/2022: Resolved: Borrower is Sole proprietor. Several different payments, including a lease are pulled from the business account. A work truck payment would be included in the XXX% expense factor.

XXX	2022040389		Credit	Income	Resolved	Resolved	XXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The loan file is missing the required CPA letter confirming 100% ownership percentage of the business as reflected on the income worksheet (p.XXX).			02/09/2022: Resolved- Documentation was provided showing borrower XXX is the sole owner of business XXX.	02/09/2022: Resolved- Documentation was provided showing borrower XXX is the sole owner of business XXX.
XXX	2022040389		Compliance	Compliance	Resolved	Resolved	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		02/28/2022 Received LOE, copy of refund check for $XXX, pccd and mailing label.	03/1/2022 Cleared. Received LOE, copy of refund check for $XXX, pccd and mailing label. This is sufficient to clear the finding.	03/1/2022 Cleared. Received LOE, copy of refund check for $XXX, pccd and mailing label. This is sufficient to clear the finding.
XXX	2022040389		Compliance	Compliance	Waived	Waived	XXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl W)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than 60 calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	Cure accepted 60 days from discovery.		No rebuttal response required. Cure accepted 60 days from discovery.	No rebuttal response required. Cure accepted 60 days from discovery.
XXX	2022040389		Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per lender guidelines, the maximum LTV for a score of XXX is XXX% and the subject has an LTV of XXX% which exceeds program guidelines. The loan file does contain an approved exception allowing for the LTV of XXX% based on credit history and job stability.	Length of Time at Employment: XXX Years Credit-Prior mortgage/Rental history: XXX on current housing		The loan file does contain an approved exception allowing for the LTV of XXX% based on credit history and job stability.	The loan file does contain an approved exception allowing for the LTV of XXX% based on credit history and job stability.
XXX	2022040390		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The liability section of the final 1003 p.XXX lists a New Debt installment with a balance of $XXX and a payment of $XXX. The loan file does not contain any documentation to verify what this debt is or the terms of the debt.			3/01/2022: Resolved. Lender provided CBR showing debt is a revolving debt	3/01/2022: Resolved. Lender provided CBR showing debt is a revolving debt
XXX	2022040390		Credit	Credit	Resolved	Resolved	XXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The final 1003 p.XXX does not reflect a mortgage for the investment property at XXX; however, it lists a monthly payment of $XXX. The HOI p.XXX is $XXX monthly + Tax p.XXX is $XXX monthly + HOA p.XXX is $XXX monthly for a total of $XXX. There is no documentation in the loan file to explain what the remaining portion of the $XXX payment is.			3/01/2022: Resolved. Lender provided LOE explaining the debt is a total of $XXX. $XXX is incorrect.	3/01/2022: Resolved. Lender provided LOE explaining the debt is a total of $XXX. $XXX is incorrect.
XXX	2022040390		Valuation	Value	Active	Resolved	XXX	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Confidence score of 88 does not meet Fitch requirement of 90 or greater. Additional third party valuation product required.			5/10/2022 Resolved: Acceptable LCA score of 1.5 provided, within guidelines.	5/10/2022 Resolved: Acceptable LCA score of 1.5 provided, within guidelines.
XXX	2022040393	Valuation	Value	Resolved	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.XXX). Appraisal should match the contract amendment as it was done prior.	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.XXX). Appraisal should match the contract amendment as it was done prior.

02/25/2022: Resolved. An updated appraisal (Form 1004) for property XXX has been provided showing the contract price of $XXX and seller contribution of $XXX. Appraisal dated XXX.	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.XXX). Appraisal should match the contract amendment as it was done prior.

														02/25/2022: Resolved. An updated appraisal (Form 1004) for property XXX has been provided showing the contract price of $XXX and seller contribution of $XXX. Appraisal dated XXX.
XXX	2022040393		Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XXX.		02/23/2022 The initial CD dated XXX was received.	02/24/2022 Cleared. The initial CD dated XXX was received and the disclosure tracking summary shows the customer received it on XXX from the original documents.	02/24/2022 Cleared. The initial CD dated XXX was received and the disclosure tracking summary shows the customer received it on XXX from the original documents.
XXX	2022040393	Credit	Credit Worthiness	Waived	Waived	XXX	Mortgage history for XXX less than XXX	* Mortgage history for XXX less than 12 months (Lvl W)	The borrower is XXX that is renting XXX departure residence. The loan file contains XXX-months rent receipts that all reflect they were paid by E-transfer; however, they are all unsigned and the evidence of the E-transfers were not provided to support the required hosing payment history of XXX. Exception received XXX. Exception is for allowance of XXX payment coupons and XXX months of assets in reserves vs 6 months required for the borrowers housing. compensating factors listed are, credit score of XXX, XXX% DTI and residual income of $XXX.
										4/27/2022: Received approved exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Approved exception to allow XXX months of reserves instead of 6 months. Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.	Credit score of XXX vs XXX XX points higher DTI of XXX% vs XXX% Residual income of $XXX. vs $XXX required.		4/27/2022: Acceptable exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Acceptable exception to allow XXX months of reserves instead of 6 months.EV2 Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.	4/27/2022: Acceptable exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Acceptable exception to allow XXX months of reserves instead of 6 months.EV2 Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.
XXX	2022040391		Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The final loan application reflects a lease payment of $XXX for a co-signed apartment for XXX XXX that is included in the monthly debt. This shows on the borrowers bank statements as recurring payment on the 2nd of each month with a varying payment amount listed as property payment. The loan file does not contain this lease agreement to verify this expense.			2/13/2022: Resolved. Lender provided NOE stating LOX and bank statement showing lease payment is sufficient for proof of liability.	2/13/2022: Resolved. Lender provided NOE stating LOX and bank statement showing lease payment is sufficient for proof of liability.
XXX	2022040394	Credit	Assets Insufficient	Resolved	Resolved	XXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	XXX of XXX. The transaction is a XXX. The CD on page XXX reflects a deposit of XXX which was from a $XXX deposit and a XXX of $XXX according to the XXX contract on page XXX. The deposit and credit were made XXX. The loan file contains no documentation confirming the deposit of $XXX came from the borrowers' funds. When the deposit is backed out of the down payment the borrowers are short $XXX in funds to close and $XXX in reserves for a total short fall of $XXX	3/23/2022: Remains. received gift letter with no wire of $XXX
4/1/2022: Remains. Received gift letter with wire of $XXX. funds short $XXX
4/18/2022 Resolved. Lease to own deposit was made XXX- Seasoned. Sufficient funds verified for cash to close $ XXX. Verified assets are $XXX minus the gift of $XXX leaves borrowers' own funds of $XXX ($XXX, XXX% min investment) is sufficient. XXX months reserves	3/23/2022: Remains. received gift letter with no wire of $XXX
4/1/2022: Remains. Received gift letter with wire of $XXX. funds short $XXX
														4/18/2022 Resolved. Lease to own deposit was made XXX- Seasoned. Sufficient funds verified for cash to close $ XXX. Verified assets are $XXX minus the gift of $XXX leaves borrowers' own funds of $XXX ($XXX, XXX% min investment) is sufficient. XXX months reserves
XXX	2022040394	Credit	Credit	Resolved	Resolved	XXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	XXX of XXX. The transaction is a XXX. The CD on page XXX reflects a deposit of XXX which was from a $XXX deposit and a XXX of $XXX according to the XXX contract on page XXX. The deposit and credit were made XXX. The loan file contains no documentation confirming the deposit of $XXX came from the borrowers' funds. When the deposit is backed out of the down payment the borrowers are short $XXX in funds to close and $XXX in reserves for a total short fall of $XXX	3/23/2022: Remains. received gift letter with no wire of $XXX
4/1/2022: Remains. Received gift letter with wire of $XXX. funds short $XXX
4/18/2022 Resolved. Lease to own deposit was made XXX- Seasoned. Sufficient funds verified for cash to close $ XXX. Verified assets are $XXX minus the gift of $XXX leaves borrowers' own funds of $XXX ($XXX, XXX% min investment) is sufficient. XXX months reserves	3/23/2022: Remains. received gift letter with no wire of $XXX
4/1/2022: Remains. Received gift letter with wire of $XXX. funds short $XXX
														4/18/2022 Resolved. Lease to own deposit was made XXX- Seasoned. Sufficient funds verified for cash to close $ XXX. Verified assets are $XXX minus the gift of $XXX leaves borrowers' own funds of $XXX ($XXX, XXX% min investment) is sufficient. XXX months reserves
XXX	2022040392		Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan amount for the subject loan is $XXX. The title commitment in the file shows proposed coverage of only $XXX.			3/31/2022: Resolved. Received title supplement for the insured amount of $XXX	3/31/2022: Resolved. Received title supplement for the insured amount of $701,250